Investment	12 Months Ended
Sep. 30, 2024
Investment [Abstract]
INVESTMENT

NOTE 7 – INVESTMENT

The Company acquired 5.0% of the issued and outstanding ordinary shares of a private entity focused on digital asset management that has received regulatory approval to launch the world’s first tier one Bitcoin exchange-traded fund (“ETF”) during December 2021. The changes in the carrying value of the investment accounted for under the measurement alternative are presented below:

	Year Ended September 30,
	2024	2023
Carrying amount, beginning of period	$391,217	$6,602,000
Impairment loss	(391,217)	(6,210,783)
Carrying amount, end of period	$-	$391,217